Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash generated by (used in): Operating Activities
Net income	$ 1,626	$ 2,522	$ 2,016
Adjustments for non-cash items:
Deferred income tax expense (recovery)	(645)	(140)	1,005
Depreciation and depletion	3,256	2,703	1,913
Accretion of reclamation provision	378	248	215
Unrealized loss (gain) on investments	5	(5)	2
Foreign exchange (gain) loss	45	127	(442)
Fair value adjustment on warrant liability	(1,304)	(563)	(8)
Fair value adjustment on modification of term facility	234
Share-based payments	630	2,018	1,218
Cash flows from (used in) operations before changes in working capital	4,225	6,910	5,921
Net change in non-cash working capital items	4,999	(9,077)	(1,098)
Cash flows from (used in) operations	9,224	(2,167)	4,823
Cash generated by (used in): Financing Activities
Shares and units issued for cash, net of issuance costs	8,466	40	22,791
Finance lease payments	(1,166)	(1,581)	(1,531)
Equipment loan payments	(1,445)	(847)	(587)
Term facility payments	(2,000)	(667)	(667)
Cash flows from (used in) financing activities	3,855	(3,055)	20,006
Cash generated by (used in): Investing Activities
Exploration and evaluation expenditures	(5,361)	(5,527)	(4,810)
Additions to plant, equipment and mining properties	(9,416)	(6,608)	(3,683)
Redemption (purchase) of short-term investments	1,000	9,000	(10,000)
Redemption of reclamation bonds	548
Cash flows from (used in) investing activities	(13,229)	(3,135)	(18,493)
Change in cash	(150)	(8,357)	6,336
Effect of exchange rate changes on cash	(18)	(3)	43
Cash, Beginning	3,420	11,780	5,401
Cash, Ending	$ 3,252	$ 3,420	$ 11,780